Contingencies, commitments and restrictions on the distribution of profits - Toscana Aeroporti S.p.A. (Details) € in Millions, $ in Millions			12 Months Ended
	Jun. 01, 2018 EUR (€)	Jun. 01, 2018 USD ($)	Dec. 31, 2019 EUR (€) item kg	Jun. 01, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Italy | Ta Concession Agreement [Member]
Schedule Of Commitment [Line Items]
Concession agreement extension period			40 years
Number of passenger considered for each unit | item			1
Volume of goods considered for each unit | kg			100
Surety provided to third parties | €			€ 10.8		€ 10.1
Period of conventions signed			40 years
Minimum percentage of net income to be allocated to legal Reserve			5.00%
Legal reserve to be created as percentage of share capital			10.00%
Toscana Aeroporti S.p.a.
Schedule Of Commitment [Line Items]
Price of plot of land sold in addition to tax at the legal rate	€ 75.0			$ 87.4
Preliminary agreement term	18 months	18 months
Preliminary term extended term	6 months	6 months
Payments For Confirmation Deposit With No Property Passage	€ 3.7	$ 4.5